REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2019	$33,874	$190,830	$21,413	$(6,618)	$239,499
Additions	-	934	173	1,981	3,088
Reclassification – property held for sale	(7,559)	(26,178)	-	-	(33,737)

At December 31, 2019	26,315	165,586	21,586	(4,637)	208,850
Additions	-	615	374	19,692	20,681
Disposals	-	-	(2,238)	-	(2,238)

At December 31, 2020	26,315	166,201	19,722	15,055	227,293

Accumulated depreciation and impairment:

At January 1, 2019	-	25,136	2,506	(492)	27,150
Depreciation charge for the year	-	3,948	392	417	4,757
Reclassification - property held for sale	-	(4,166)	-	-	(4,166)

At December 31, 2019	-	24,918	2,898	(75)	27,741
Depreciation and impairment charge for the year	-	3,221	725	3,552	7,498

At December 31, 2020	-	28,139	3,623	3,477	35,239

Real estate property, net:

At December 31, 2020	$26,315	$138,062	$16,099	$11,578	$192,054

At December 31, 2019	$26,315	140,668	$18,688	$(4,562)	$181,109

Balance of property held for sale is comprised of Retail portfolio in Bavaria, Germany.

For details regarding the portfolio sale agreement , see Note 1b(1).

Following the review of the expected undiscounted future cash flows an impairment ralets to the Condominium units, in the amount of $247 was recorded in 2020.

Estimated depreciation expenses by years are as follows:

Year	Estimated depreciation expenses

2021	3,901
2022	3,901
2023	3,901
2024	3,901
2025 and thereafter	150,135

165,739